FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101

July 18, 2014

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:           Forum Funds II (the “Trust” or “Registrant”)
File Nos. 333-188521/811-22842
Post-Effective Amendment (“PEA”) No. 15

Ladies and Gentlemen:

Pursuant to General Instruction C.3.(g) of Form N-1A under the Investment Company Act of 1940, as amended, and Rule 405 of Regulation S-T, transmitted herewith on behalf of the Registrant is PEA No. 15 to the Trust’s currently effective Registration Statement on Form N-1A relating to the fund shares of beneficial interest in the Acuitas International Small Cap Fund and the Acuitas US Microcap Fund , each a separate series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the prospectus that was filed electronically via EDGAR with the Securities and Exchange Commission in PEA No. 13 to the Registrant’s registration statement on June 30, 2014.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary Tackett

Zachary Tackett
Secretary to the Registrant

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